Notes Payable and Debt and Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Financing structure
At December 31, the Company’s financing structure, which includes senior unsecured notes, bank and loan facilities available from a variety of sources, including commercial banks, and letter of credit facilities was as follows:

(U.S. dollars in thousands)	2013		2012
	Commitment/ Debt	In Use/ Outstanding (1)	Commitment/ Debt	In Use/ Outstanding (1)
Debt:
5-year revolver expiring 2018	$1,000,000	$—	$1,000,000	$—
5.25% Senior Notes due 2014	600,000	599,346	600,000	598,424
2.30% Senior Notes due 2018	300,000	296,683	—	—
5.75% Senior Notes due 2021	400,000	396,661	400,000	396,230
6.375% Senior Notes due 2024	350,000	348,811	350,000	348,701
6.25% Senior Notes due 2027	325,000	322,905	325,000	322,748
5.25% Senior Notes due 2043	300,000	296,030	—	—
Total debt	$3,275,000	$2,260,436	$2,675,000	$1,666,103
Adjustment to carrying value – impact of fair value hedges		2,767		6,675
Total debt carrying value	$3,275,000	$2,263,203	$2,675,000	$1,672,778
Letters of Credit:
Total letters of credit	$3,575,000	$1,895,425	$4,000,000	$1,757,250

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(1)	“In Use” and “Outstanding” data represent December 31, 2013 and 2012 accreted values.

Credit facilities
The Company’s letter of credit facilities and revolving credit facilities at December 31, were as follows:

(U.S. dollars in thousands)	2013 (1)	2012 (1)
Revolving credit facility (2)	$1,000,000	$1,000,000
Available letter of credit facilities – commitments (3)	$3,575,000	$4,000,000
Available letter of credit facilities – in use	$1,895,425	$1,757,250
Collateralized by certain assets of the Company’s investment portfolio	67.6%	93.3%

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(1)	At December 31, 2013, there were seven available letter of credit facilities; at December 31, 2012, there were five available letter of credit facilities.

(2)
At December 31, 2013 and 2012, the revolving credit available under the Syndicated Credit Agreements (as defined below) and under the December 9, 2011 unsecured credit agreement, respectively, was unutilized. The 2013 Citi Agreements (as defined below) provide for issuance of letters of credit and revolving credit loans up to an aggregate amount of $575 million. At December 31, 2013, $575 million of letters of credit were issued under the 2013 Citi Agreements and therefore such amount is not included here.

(3)
The Company has the option to increase the size of the facilities under the Syndicated Credit Agreements by an additional $500 million across such facilities. The Company also has the option to increase the maximum amount of the letters of credit and revolving credit loans available under the 2013 Citi Agreements, with the lender's and issuing lender's consent.